Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details) - Finder's Warrants	9 Months Ended
Jan. 31, 2024 shares $ / shares
Range One
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Feb. 03, 2026	[1]
Exercise price $ | $ / shares	$ 24.14	[1]
Remaining life (year)	1 year 3 days	[1]
Warrants outstanding | shares	130,111	[1]
Range Two
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	Dec. 08, 2028	[2]
Exercise price $ | $ / shares	$ 1.44	[2]
Remaining life (year)	3 years 10 months 6 days	[2]
Warrants outstanding | shares	56,650	[2]

[1]	Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2025 rate.
[2]	Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2025 rate.